Intangible Assets - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Impairment		$ 12.9
Pathway Rx Inc
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets	20 years
Other Intellectual Property
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets	12 years
Sun 8 Holdings Inc
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets	15 years